UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   David Drinkwater
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing

/s/  David Drinkwater             New York, New York          November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $602,635
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.    028-13324                     Manikay Master Fund, LP

                        FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN  2            COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS        CUSIP       (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
AIRGAS INC                    COM               009363102    10,193     150,000   SH        DEFINED        1        150,000
AIRTRAN HLDGS INC             COM               00949P108     1,849     251,600   SH        DEFINED        1        251,600
ALCON INC                     COM SHS           H01301102    33,358     200,000   SH        DEFINED        1        200,000
ALCON INC                     COM SHS           H01301102    38,195     229,000       CALL  DEFINED        1        229,000
ALCON INC                     COM SHS           H01301102    16,679     100,000       PUT   DEFINED        1        100,000
ALLEGHENY ENERGY INC          COM               017361106    22,068     900,000   SH        DEFINED        1        900,000
AMERICAN CAPITAL AGENCY CORP  COM               02503X105     3,325     125,000   SH        DEFINED        1        125,000
AMERICREDIT CORP              COM               03060R101    18,345     750,000   SH        DEFINED        1        750,000
ATC TECHNOLOGY CORP           COM               00211W104    12,568     508,003   SH        DEFINED        1        508,003
BHP BILLITON PLC              SPONSORED ADR     05545E209     3,740      58,509   SH        DEFINED        1         58,509
BP PLC                        SPONSORED ADR     055622104    32,936     800,000       CALL  DEFINED        1        800,000
BURGER KING HLDGS INC         COM               121208201     9,552     400,000   SH        DEFINED        1        400,000
BURGER KING HLDGS INC         COM               121208201     5,392     225,800       CALL  DEFINED        1        225,800
CAREFUSION CORP               COM               14170T101     6,210     250,000   SH        DEFINED        1        250,000
COCA COLA CO                  COM               191216100    35,112     600,000   SH        DEFINED        1        600,000
COLGATE PALMOLIVE CO          COM               194162103    19,215     250,000   SH        DEFINED        1        250,000
COMCAST CORP NEW              CL A SPL          20030N200    12,672     745,000   SH        DEFINED        1        745,000
CORELOGIC INC                 COM               21871D103    16,397     855,819   SH        DEFINED        1        855,819
DISCOVERY COMMUNICATNS NEW    COM SER C         25470F302    18,217     477,000   SH        DEFINED        1        477,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105    12,535     250,000   SH        DEFINED        1        250,000
EXAR CORP                     COM               300645108     1,498     250,000   SH        DEFINED        1        250,000
ISTAR FINL INC                FRNT        10/0  45031UBF7     6,240   8,000,000   SH        DEFINED        1      8,000,000
JOHNSON & JOHNSON             COM               478160104    26,333     425,000   SH        DEFINED        1        425,000
LEGG MASON INC                COM               524901105    16,671     550,000   SH        DEFINED        1        550,000
LOEWS CORP                    COM               540424108    30,320     800,000   SH        DEFINED        1        800,000
NASDAQ OMX GROUP INC          COM               631103108    15,544     800,000   SH        DEFINED        1        800,000
NETEZZA CORP                  COM               64111N101     6,738     250,000   SH        DEFINED        1        250,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408    29,746     820,128   SH        DEFINED        1        820,128
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408    14,508     400,000       PUT   DEFINED        1        400,000
PFIZER INC                    COM               717081103    24,897   1,450,000   SH        DEFINED        1      1,450,000
POTASH CORP SASK INC          COM               73755L107    10,083      70,000   SH        DEFINED        1         70,000
QWEST COMMUNICATIONS INTL IN  COM               749121109    20,064   3,200,000   SH        DEFINED        1      3,200,000
TRANSOCEAN LTD                REG SHS           H8817H100    12,858     200,000       CALL  DEFINED        1        200,000
VERISK ANALYTICS INC          CL A              92345Y106    30,811   1,100,000   SH        DEFINED        1      1,100,000
WILLIAMS COS INC DEL          COM               969457100    24,843   1,300,000   SH        DEFINED        1      1,300,000
ZYMOGENETICS INC              COM               98985T109     2,925     300,000   SH        DEFINED        1        300,000




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